Note 4 - Property and Equipment, Net	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(4)	Property and Equipment, Net

Property and equipment, net as of October 31, 2025 and 2024 consists of the following:

	October 31,
	2025	2024
Land and land improvements	$3,148,834	$3,148,834
Buildings and improvements	8,351,812	8,305,039
Machinery and equipment	25,989,432	26,032,752
Furniture and fixtures	876,648	902,012
Construction in progress	261,220	162,288
Total property and equipment, at cost	38,627,946	38,550,925
Less accumulated amortization and depreciation	(32,038,429)	(31,669,568)
Property and equipment, net	$6,589,517	$6,881,357